Provisions (Non-Current and Current) - Disclosure of Changes in Provision Related to Investment (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of other provisions [line items]
Beginning Balance	€ 18,978	€ 22,672
Provisions made during the year	8,598	4,374
Reductions of the year	(10,121)	(8,068)
Ending Balance	17,455	18,978
Provision for legal claims [member]
Disclosure of other provisions [line items]
Beginning Balance	10,926	13,008
Provisions made during the year	1,941	1,225
Reductions of the year	(2,398)	(3,307)
Ending Balance	10,469	10,926
Provision for tax claims [member]
Disclosure of other provisions [line items]
Beginning Balance	1,098	1,912
Provisions made during the year	267
Reductions of the year	(724)	(814)
Ending Balance	641	1,098
Provision for warranties [member]
Disclosure of other provisions [line items]
Beginning Balance	4,476	5,957
Provisions made during the year	2,370	1,180
Reductions of the year	(2,357)	(2,661)
Ending Balance	4,489	4,476
Termination indemnities for sales agents [member]
Disclosure of other provisions [line items]
Beginning Balance	1,141	1,196
Provisions made during the year	115	177
Reductions of the year	(59)	(232)
Ending Balance	1,197	1,141
Other provisions [member]
Disclosure of other provisions [line items]
Beginning Balance	1,337	599
Provisions made during the year	3,905	1,792
Reductions of the year	(4,583)	(1,054)
Ending Balance	€ 659	€ 1,337